Machinery, Equipment and Improvements on Leased Assets - Summary of Net Balances of Machinery, Equipment and Improvements on Leased Assets (Detail) - MXN ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about property, plant and equipment [Line Items]
Property plant and equipment	$ 1,906,233	$ 1,655,688	$ 1,630,393	$ 1,555,593
Machinery and equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property plant and equipment	1,426,828	1,197,349	1,254,469
Office furniture and equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property plant and equipment	165,061	123,805	100,623
Computer equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property plant and equipment	228,427	251,071	219,619
Transportation equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property plant and equipment	18,236	12,510	11,663
Communication equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property plant and equipment	12,810	13,656	13,943
Improvements on leased assets [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property plant and equipment	$ 54,871	$ 57,297	$ 30,076